Long-term investments - Narrative (Details) $ in Thousands, shares in Millions				2 Months Ended	12 Months Ended
	Nov. 05, 2024 USD ($) shares	Nov. 05, 2024 $ / shares	Jun. 20, 2024 USD ($) shares	Feb. 19, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Jun. 21, 2024 USD ($) shares
Disclosure of financial assets [line items]
Cash proceeds on sale of investment in associate (Note 10)					$ 100,302		$ 0
Long-term investments (Note 8)					76,717	$ 76,717	86,007
Cash proceeds on sale of long-term investment (Note 8)					92,564		0
Cost
Disclosure of financial assets [line items]
Long-term investments (Note 8)					$ 86,711	86,711	97,621
Calibre
Disclosure of financial assets [line items]
Number of equity instruments sold (in shares) | shares			79.0
Equity investments owned, balance (in shares) | shares			111.0					32.0
Cash proceeds on sale of investment in associate (Note 10)			$ 100,302
Calibre | Sale of Long-term Investment
Disclosure of financial assets [line items]
Cash proceeds on sale of long-term investment (Note 8)				$ 58,000
Calibre | Cost
Disclosure of financial assets [line items]
Long-term investments (Note 8)								$ 43,000
West African Resources Ltd.
Disclosure of financial assets [line items]
Number of equity instruments sold (in shares) | shares					22.0
Long-term investments (Note 8)					$ 0	0	14,269
Cash proceeds on sale of long-term investment (Note 8)					19,000
West African Resources Ltd. | Cost
Disclosure of financial assets [line items]
Long-term investments (Note 8)					$ 0	0	20,530
Osino Resources Corp.
Disclosure of financial assets [line items]
Number of equity instruments sold (in shares) | shares					12.0
Long-term investments (Note 8)					$ 0	0	12,295
Cash proceeds on sale of long-term investment (Note 8)					16,000
Osino Resources Corp. | Cost
Disclosure of financial assets [line items]
Long-term investments (Note 8)					0	0	6,955
Snowline Gold Corp.
Disclosure of financial assets [line items]
Long-term investments (Note 8)					$ 55,577	$ 55,577	52,668
Shares purchased (in shares) | shares					1.6
Weighted average share price (in dollars per share) | $ / shares						$ 5.47
Purchase of investments other than investments accounted for using equity method					$ 6,000
Proportion of ownership interest in long-term investments					9.90%
Snowline Gold Corp. | Cost
Disclosure of financial assets [line items]
Long-term investments (Note 8)					$ 39,011	$ 39,011	32,759
Founders Metals Inc.
Disclosure of financial assets [line items]
Long-term investments (Note 8)					14,205	14,205	0
Shares purchased (in shares) | shares	4.4
Weighted average share price (in dollars per share) | $ / shares		$ 2.75
Purchase of investments other than investments accounted for using equity method	$ 9,000
Founders Metals Inc. | Cost
Disclosure of financial assets [line items]
Long-term investments (Note 8)					8,705	$ 8,705	$ 0
Other Smaller Long-term Investments
Disclosure of financial assets [line items]
Purchase of investments other than investments accounted for using equity method					$ 2,000